Share-Based Compensation (Details Textual) ₪ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	May 20, 2019 $ / shares shares	Jun. 20, 2019 shares	Jun. 30, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Share-Based Compensation (Textual)
Unlisted option pool		37,100,000
Fair value of options, grant | ₪			₪ 1,275	₪ 3,421
Exercise price per share | $ / shares	$ 0.01
Warrants issued to consultant	112,044
Maximum amount of warrants to be issued	672,264
Board Of Directors [Member]
Share-Based Compensation (Textual)
Unlisted option pool		20,000,000